Loans Receivable - Schedule of Aging of Non-Covered Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Non-Covered Loans Excluding Acquired Loans [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	$ 13,426	$ 10,345
Past Due, 60-89 days	7,965	2,447
Past Due, Greater than 90 days	44,762	49,288
Total past due	66,153	62,080
Current	8,222,168	6,685,425
Total Non-covered loans, Net of Unearned Income	8,288,321	6,747,505
Recorded investment > 90 days and Accruing	1,075	1,371
Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Loans [Member] | Commercial Real Estate Construction [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days		60
Past Due, 60-89 days
Past Due, Greater than 90 days	1,803	5,479
Total past due	1,803	5,539
Current	381,292	288,137
Total Non-covered loans, Net of Unearned Income	383,095	293,676
Recorded investment > 90 days and Accruing
Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Loans [Member] | Commercial Real Estate - Other [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	6,098	3,590
Past Due, 60-89 days	5,630
Past Due, Greater than 90 days	7,650	23,559
Total past due	19,378	27,149
Current	2,732,431	2,224,495
Total Non-covered loans, Net of Unearned Income	2,751,809	2,251,644
Recorded investment > 90 days and Accruing	2	83
Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Loans [Member] | Commercial Business [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	2,117	1,430
Past Due, 60-89 days	423	13
Past Due, Greater than 90 days	15,020	3,687
Total past due	17,560	5,130
Current	2,888,491	2,362,304
Total Non-covered loans, Net of Unearned Income	2,906,051	2,367,434
Recorded investment > 90 days and Accruing		329
Non-Covered Loans Excluding Acquired Loans [Member] | Residential Mortgage Loans [Member] | Residential Prime [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	1,104	662
Past Due, 60-89 days	852	1,156
Past Due, Greater than 90 days	9,684	9,168
Total past due	11,640	10,986
Current	286,167	185,843
Total Non-covered loans, Net of Unearned Income	297,807	196,829
Recorded investment > 90 days and Accruing	1,073	801
Non-Covered Loans Excluding Acquired Loans [Member] | Residential Mortgage Loans [Member] | Residential Subprime [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days
Past Due, 60-89 days
Past Due, Greater than 90 days	1,626
Total past due	1,626
Current	114,939	60,454
Total Non-covered loans, Net of Unearned Income	116,565	60,454
Recorded investment > 90 days and Accruing
Non-Covered Loans Excluding Acquired Loans [Member] | Consumer and Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	1,956	2,283
Past Due, 60-89 days	569	796
Past Due, Greater than 90 days	6,808	5,793
Total past due	9,333	8,872
Current	1,091,894	991,766
Total Non-covered loans, Net of Unearned Income	1,101,227	1,000,638
Recorded investment > 90 days and Accruing		158
Non-Covered Loans Excluding Acquired Loans [Member] | Consumer and Other Loans [Member] | Indirect Automobile [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	1,427	1,624
Past Due, 60-89 days	293	326
Past Due, Greater than 90 days	1,275	868
Total past due	2,995	2,818
Current	370,388	320,148
Total Non-covered loans, Net of Unearned Income	373,383	322,966
Recorded investment > 90 days and Accruing
Non-Covered Loans Excluding Acquired Loans [Member] | Consumer and Other Loans [Member] | Credit Card [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	266	130
Past Due, 60-89 days	92	51
Past Due, Greater than 90 days	411	424
Total past due	769	605
Current	62,873	51,117
Total Non-covered loans, Net of Unearned Income	63,642	51,722
Recorded investment > 90 days and Accruing
Non-Covered Loans Excluding Acquired Loans [Member] | Consumer and Other Loans [Member] | Consumer - Other [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	458	566
Past Due, 60-89 days	106	105
Past Due, Greater than 90 days	485	310
Total past due	1,049	981
Current	293,693	201,161
Total Non-covered loans, Net of Unearned Income	294,742	202,142
Recorded investment > 90 days and Accruing
Non-Covered Acquired Loans [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	3,251	10,502
Past Due, 60-89 days	2,580	2,499
Past Due, Greater than 90 days	37,265	52,781
Total past due	43,096	65,782
Current	506,422	675,692
Discount	(65,613)	(83,155)
Total Non-covered loans, Net of Unearned Income	483,905	658,319
Recorded investment > 90 days and Accruing	37,265	52,781
Non-Covered Acquired Loans [Member] | Commercial Loans [Member] | Commercial Real Estate Construction [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	388	369
Past Due, 60-89 days
Past Due, Greater than 90 days	2,542	4,067
Total past due	2,930	4,436
Current	19,833	29,098
Discount	(2,532)	(3,968)
Total Non-covered loans, Net of Unearned Income	20,231	29,566
Recorded investment > 90 days and Accruing	2,542	4,067
Non-Covered Acquired Loans [Member] | Commercial Loans [Member] | Commercial Real Estate - Other [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	1,798	5,971
Past Due, 60-89 days	1,963	1,572
Past Due, Greater than 90 days	27,967	38,987
Total past due	31,728	46,530
Current	345,286	426,339
Discount	(52,176)	(57,055)
Total Non-covered loans, Net of Unearned Income	324,838	415,814
Recorded investment > 90 days and Accruing	27,967	38,987
Non-Covered Acquired Loans [Member] | Commercial Loans [Member] | Commercial Business [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	544	1,410
Past Due, 60-89 days		524
Past Due, Greater than 90 days	1,218	3,953
Total past due	1,762	5,887
Current	54,189	89,490
Discount	(2,914)	(12,144)
Total Non-covered loans, Net of Unearned Income	53,037	83,233
Recorded investment > 90 days and Accruing	1,218	3,953
Non-Covered Acquired Loans [Member] | Residential Mortgage Loans [Member] | Residential Prime [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days
Past Due, 60-89 days
Past Due, Greater than 90 days	226	779
Total past due	226	779
Current	18,796	30,663
Discount	(887)	1,315
Total Non-covered loans, Net of Unearned Income	18,135	32,757
Recorded investment > 90 days and Accruing	226	779
Non-Covered Acquired Loans [Member] | Consumer and Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	313	2,379
Past Due, 60-89 days	516	382
Past Due, Greater than 90 days	4,242	4,354
Total past due	5,071	7,115
Current	53,995	73,658
Discount	(5,623)	(4,498)
Total Non-covered loans, Net of Unearned Income	53,443	76,275
Recorded investment > 90 days and Accruing	4,242	4,354
Non-Covered Acquired Loans [Member] | Consumer and Other Loans [Member] | Indirect Automobile [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	33	171
Past Due, 60-89 days		4
Past Due, Greater than 90 days	95	146
Total past due	128	321
Current	1,725	4,698
Discount
Total Non-covered loans, Net of Unearned Income	1,853	5,019
Recorded investment > 90 days and Accruing	95	146
Non-Covered Acquired Loans [Member] | Consumer and Other Loans [Member] | Consumer - Other [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	175	202
Past Due, 60-89 days	101	17
Past Due, Greater than 90 days	975	495
Total past due	1,251	714
Current	12,598	21,746
Discount	(1,481)	(6,805)
Total Non-covered loans, Net of Unearned Income	12,368	15,655
Recorded investment > 90 days and Accruing	$ 975	$ 495